UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan
 (Exact name of registrant as specified in charter)

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally
Timothy Partners, Ltd.
105 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 09/30

Date of reporting period: 06/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44
U.S.C. § 3507.

Item 1. Schedule of Investments.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 95.78%
number of shares		fair value

	BANKS - 1.37%
1,075	Iberiabank Corp.	$55,341
3,490	Signature Bank *	132,655
		187,996

	CHEMICALS - 1.49%
2,852	Ashland, Inc.	132,390
5,442	Solutia, Inc. *	71,290
		203,680

	CONSUMER GOODS - 3.44%
12,474	Jarden Corp.	335,176
4,300	Steve Madden Ltd. *	135,536
		470,712

	EDUCATION - 2.94%
4,028	DeVry, Inc.	211,430
8,645	K12, Inc. *	191,746
		403,176

	FINANCIAL / INVESTMENT SERVICES - 5.41%
16,634	Discover Financial Services	232,543
9,202	Invesco, Ltd.	154,870
15,727	Gleacher & Co., Inc. *	40,104
1,849	Greenhill & Co., Inc.	113,029
1,475	MSCI, Inc. - Class A *	40,415
4,850	PennantPark Investment Corp.	46,318
5,600	SEI Investments Co.	114,016
		741,295

	HEALTHCARE - 10.60%
1,275	Bio-Reference Labs, Inc. *	28,267
13,525	Bruker Corp.*	164,464
3,605	Catalyst Health Solutions, Inc. *	124,372
3,480	Cepheid, Inc. *	55,750
888	Dendreon Corp. *	28,709
3,774	Express Scripts, Inc.*	177,453
1,070	HMS Holdings Corp. *	58,015
2,250	MedAssets, Inc. *	51,930
3,350	Nektar Therapeutics *	40,535
5,622	Sirona Dental Systems, Inc. *	195,870
1,440	SXC Health Solutions Corp. *	105,480
2,990	Varian Medical Systems, Inc. *	156,317
6,067	Wright Medical Group, Inc. *	100,773
3,030	Zimmer Holdings, Inc.*	163,772
		1,451,707

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 95.78% (continued)
number of shares		fair value

	INDUSTRIALS / MACHINERY - 6.90%
10,875	AerCap Holdings NV *	$112,882
845	Flowserve Corp.	71,656
3,638	Gardner Denver, Inc.	162,218
2,366	Goodrich Corp.	156,748
2,395	Greif, Inc. - Class A	133,018
3,287	Ingersoll-Rand Plc	113,369
4,850	Kennametal, Inc.	123,336
5,038	Orion Marine Group, Inc.*	71,540
		944,767

	INFORMATION TECHNOLOGY - 18.18%
3,121	Advent Software, Inc. *	146,562
37,099	Art Technology Group, Inc. *	126,879
5,290	Atheros Communications, Inc. *	145,687
12,928	Brightpoint, Inc. *	90,496
3,481	Cognizant Technology Solutions Corp. - Class A *	174,259
3,266	Concur Technologies, Inc. *	139,393
2,158	Equinix, Inc.*	175,273
1,966	F5 Networks, Inc. *	134,809
15,162	Gartner, Inc. *	352,516
13,285	iGate Corp.	170,314
11,215	Informatica Corp. *	267,814
825	Interactive Intelligence, Inc. *	13,555
2,836	McAfee, Inc. *	87,122
4,720	Parametric Technology Corp. *	73,962
5,000	Rackspace Hosting, Inc. *	91,700
3,400	Radiant Systems, Inc. *	49,164
4,900	RightNow Technologies, Inc. *	76,881
7,387	VanceInfo Technologies, Inc. (ADR) *	171,969
		2,488,355

	INSTRUMENTS - 1.34%
1,647	Mettler-Toledo International, Inc. *	183,855

	INSURANCE - 1.19%
12,311	Assured Guaranty, Ltd.	163,367

	MISCELLANEOUS SERVICES - 8.96%
1,913	Alliance Data Systems Corp. *	113,862
6,425	Ancestry.com, Inc. *	113,208
5,075	Constant Contact, Inc. *	108,250
3,131	GSI Commerce, Inc. *	90,173
5,650	Gaylord Entertainment Co. *	124,809
13,830	Kforce, Inc. *	176,333
6,238	McDermott International, Inc. *	135,115
3,135	Pactiv Corp. *	87,310
27,364	Sapient Corp.	277,471
		1,226,531

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 95.78% (continued)
number of shares		fair value

	OIL / NATURAL GAS - 5.68%
2,224	Clean Energy Fuels Corp. *	$33,227
12,575	EXCO Resources, Inc.	183,721
16,859	Rex Energy Corp. *	170,276
9,992	Venoco, Inc. *	164,568
2,891	Whiting Petroleum Corp. *	226,712
		778,504

	PHARMACEUTICALS - 6.52%
2,414	Alexion Pharmaceuticals, Inc. *	123,573
2,218	BioMarin Pharmaceutical, Inc. *	42,053
9,725	Depomed, Inc. *	27,230
1,200	Human Genome Sciences, Inc. *	27,192
5,570	Impax Laboratories, Inc. *	106,164
3,100	Incyte Corp. Ltd. *	34,317
5,800	Isis Pharmaceuticals, Inc. *	55,506
1,653	Regeneron Pharmaceuticals, Inc. *	36,895
6,633	Salix Pharmaceuticals, Ltd. *	258,886
3,699	United Therapeutics Corp. *	180,548
		892,364

	RESTAURANTS - 1.35%
1,500	PF Chang's China Bistro, Inc.	59,475
9,958	Texas Roadhouse, Inc. *	125,670
		185,145

	RETAIL - 4.97%
2,425	Citi Trends, Inc. *	79,879
4,455	Finish Line, Inc./The - Class A	62,058
3,897	Fossil, Inc. *	135,226
1,735	Group 1 Automotive, Inc. *	40,825
1,449	J Crew Group, Inc. *	53,338
2,308	Kohl's Corp. *	109,630
2,602	O'Reilly Automotive, Inc. *	123,751
3,200	Ulta Salon Cosmetics & Fragrance, Inc. *	75,712
		680,419

	SEMICONDUCTORS - 5.85%
15,688	Cypress Semiconductor Corp. *	157,508
7,318	Fairchild Semiconductor International, Inc.*	61,544
10,073	Marvell Technology Group, Ltd. *	158,750
4,462	Netlogic Microsystems, Inc. *	121,366
18,937	ON Semiconductor Corp. *	120,818
4,466	Silicon Laboratories, Inc. *	181,141
		801,127

	STEEL PRODUCERS - 0.11%
1,189	Steel Dynamics, Inc.	15,683

	TELECOMMUNICATIONS - 5.69%
9,097	Aruba Networks, Inc. *	129,541
10,796	NICE Systems, Ltd. (ADR) *	275,190
11,010	SBA Communications Corp. - Class A *	374,450
		779,181

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 95.78% (continued)
number of shares		fair value

	TRANSPORTATION - 3.79%
5,287	Atlas Air Worldwide Holdings, Inc. *	$251,132
2,775	CH Robinson Worldwide, Inc.	154,456
11,445	RailAmerica, Inc. *	113,534
		519,122

	Total Common Stocks (cost $11,912,781)	13,116,986

MONEY MARKET FUNDS - 3.60%
number of shares		fair value

492,385	Fidelity Institutional Money Market Portfolio, 0.20% (A)	492,385

	Total Money Market Funds (cost $492,385)	492,385

	TOTAL INVESTMENTS (cost $12,405,166) - 99.38%	$13,609,371

	OTHER ASSETS LESS LIABILITIES - 0.62%	85,426

	NET ASSETS - 100.00%	$13,694,797

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 88.07%
number of shares		fair value

	AUTOMOTIVE - 4.22%
40,000	Fiat SpA (ADR) (B)	$413,200
35,000	Honda Motor Co., Ltd. (ADR)	1,006,250
		1,419,450

	BANKS - 8.70%
24,400	BOC Hong Kong (Holdings), Ltd. (ADR) (B)	1,117,276
28,000	DBS Group Holdings, Ltd. (ADR) (B)	1,078,840
19,400	Intesa Sanpaolo SpA (ADR) (B)	312,340
51,000	Societe Generale (ADR) (B)	419,730
		2,928,186

	BUILDING & CONSTRUCTION - 3.83%
28,900	Desarrolladora Homex SAB de C.V. (ADR) *	729,436
28,000	Vinci SA (ADR) (B)	292,880
109,000	Wienerberger AG (ADR) (B)	267,050
		1,289,366

	CHEMICALS - 6.36%
12,500	Agrium, Inc.	611,750
37,400	Henkel AG & Co. KGaA (ADR) (B)	1,529,660
		2,141,410

	CONSUMER GOODS - 6.36%
33,550	FUJIFILM Holdings Corp. (ADR) (B)	961,208
14,000	Kerry Group plc (ADR) (B)	389,274
36,000	Shiseido Co, Ltd. (ADR) (B)	792,000
		2,142,482

	DIVERSIFIED OPERATIONS - 6.26%
91,000	Keppel Corp., Ltd. (ADR) (B)	1,112,930
24,000	Mitsubishi Corp. (ADR) (B)	996,000
		2,108,930

	ELECTRIC POWER - 3.21%
12,000	International Power plc (ADR) (B)	542,400
8,200	RWE AG (ADR) (B)	536,690
		1,079,090

	FINANCIAL / INVESTMENT SERVICES - 2.52%
164,000	3i Group PLC (ADR) (B)	326,459
14,500	ORIX Corp. (ADR)	522,435
		848,894

	HEALTHCARE - 6.95%
23,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,234,870
23,500	Smith & Nephew plc (ADR)	1,104,500
		2,339,370

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 88.07% (continued)
number of shares		fair value

	INDUSTRIALS - 3.62%
33,000	Atlas Copco AB - Class B (ADR) (B)	$435,600
63,000	Cookson Group PLC (ADR) (B) *	365,425
20,000	Nidec Corp. (ADR)	418,000
		1,219,025

	INFORMATION TECHNOLOGY - 2.77%
25,000	Canon, Inc. (ADR)	932,750

	INSURANCE - 4.01%
26,000	Tokio Marine Holdings, Inc. (ADR) (B)	679,900
30,500	Zurich Financial Services AG (ADR) (B)	669,475
		1,349,375

	MINERALS & MINING - 5.51%
32,380	Anglo American plc (ADR) (B) *	557,907
73,000	Thompson Creek Metals Co., Inc. *	633,640
31,500	Vale SA (ADR)	662,130
		1,853,677

	OIL / NATURAL GAS - 6.18%
23,500	Petroleo Brasileiro S.A. (ADR)	700,300
28,668	Statoil ASA (ADR)	548,992
18,600	Total S.A. (ADR)	830,304
		2,079,596

	RETAIL - 2.18%
37,000	William Morrison Supermarkets plc (ADR) (B)	734,450

	SERVICES - 4.29%
44,000	ABB, Ltd. (ADR)	760,320
30,600	Focus Media Holding, Ltd. (ADR) *	475,218
11,700	Cie Generale de Geophysique-Veritas (ADR) *	208,143
		1,443,681

	STEEL - 1.71%
21,500	ArcelorMittal	575,340

	TELECOMMUNICATIONS - 9.39%
22,700	America Movil SAB de C.V. - Series L (ADR)	1,078,250
13,500	KT Corp. (ADR)	258,795
52,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,109,680
55,000	Turkcell Iletisim Hizmetleri AS (ADR)	713,900
		3,160,625

	Total Common Stocks (cost $31,634,233)	29,645,697

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

MONEY MARKET FUNDS - 12.64%
number of shares	fair value

4,254,072	Fidelity Institutional Money Market Portfolio, 0.20% (A)	$4,254,072

Total Money Market Funds (cost $4,254,072)	4,254,072

TOTAL INVESTMENTS (cost $35,888,305) - 100.71%	$33,899,769

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.71)%	(237,305)

NET ASSETS - 100.00%	$33,662,464

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.
The total value of such securities at June 30, 2010 is $15,640,374, which represents 46% of net assets.

DIVERSIFICATION OF ASSETS
country	percentage of net assets
Austria	0.78%
Brazil	4.04%
Canada	3.70%
China	1.41%
France	5.20%
Germany	9.81%
Hong Kong	3.32%
Ireland	1.16%
Italy	2.16%
Japan	18.74%
Korea	0.77%
Luxembourg	1.71%
Mexico	5.38%
Norway	1.63%
Singapore	9.81%
Sweden	1.29%
Switzerland	4.25%
Turkey	2.12%
United Kingdom	10.79%
Total	88.07%
Money Market Funds	12.64%
Liabilities in excess of other assets	(0.71)%
Grand Total	100.71%

LARGE / MID  CAP GROWTH  FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 97.88%
number of shares		fair value

	CHEMICALS - 0.60%
5,065	Ashland, Inc.	$235,117

	CONSUMER GOODS - 3.41%
14,480	Emerson Electric Co.	632,631
26,050	Jarden Corp.	699,964
		1,332,595

	DIVERSIFIED OPERATIONS - 0.79%
8,950	Ingersoll-Rand PLC	308,686

	EDUCATION - 1.46%
10,835	DeVry, Inc.	568,729

	FINANCIAL / INVESTMENT SERVICES - 12.96%
6,800	Affliiated Managers Group, Inc. *	413,236
61,550	Discover Financial Services	860,469
6,000	Franklin Resources, Inc.	517,140
6,225	Greenhill & Co., Inc.	380,534
56,405	Invesco, Ltd.	949,296
4,750	MSCI, Inc. *	130,150
42,525	SEI Investments Co.	865,809
21,250	T. Rowe Price Group, Inc.	943,288
		5,059,922

	HEALTHCARE - 17.44%
28,660	AmerisourceBergen Corp.	909,955
47,765	Bruker Corp. *	580,822
6,870	C.R. Bard, Inc.	532,631
12,230	Covidien PLC	491,401
7,110	DaVita, Inc. *	443,948
3,498	Dendreon Corp. *	113,090
14,960	Express Scripts, Inc. *	703,419
15,900	Medco Health Solutions, Inc. *	875,772
12,570	Patterson Cos, Inc.	358,622
12,600	St. Jude Medical, Inc. *	454,734
9,270	Sirona Dental Systems, Inc. *	322,967
10,900	Varian Medical Systems, Inc. *	569,852
8,409	Zimmer Holdings, Inc. *	454,506
		6,811,719

	INDUSTRIALS - 9.01%
5,200	Danaher Corp.	193,024
3,150	Flowserve Corp.	267,120
12,275	Gardner Denver, Inc.	547,342
10,550	Goodrich Corp.	698,938
10,589	Greif, Inc. - Class A	588,113
22,350	Johnson Controls, Inc.	600,545
14,500	Kennametal, Inc.	368,735
7,370	Pall Corp.	253,307
		3,517,124

LARGE / MID  CAP GROWTH  FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 97.88% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 10.60%
9,500	Cognizant Technology Solutions Corp. - Class A *	$475,570
8,850	Concur Technologies, Inc. *	377,718
7,140	Equinix, Inc. *	579,911
7,040	F5 Networks, Inc. *	482,733
10,000	FLIR Systems, Inc. *	290,900
33,393	Gartner, Inc. *	776,387
13,661	Informatica Corp. *	326,225
29,000	Jabil Circuit, Inc.	385,700
10,406	McAfee, Inc. *	319,672
6,750	Rackspace Hosting, Inc. *	123,795
		4,138,611

	INSTRUMENTS - 3.37%
6,095	Mettler-Toledo International, Inc. *	680,385
13,000	Thermo Fisher Scientific, Inc. *	637,650
		1,318,035

	INSURANCE - 1.56%
45,801	Assured Guaranty, Ltd.	607,779

	MISCELLANEOUS SERVICES - 8.26%
6,410	Alliance Data Systems Corp. *	381,523
5,330	Aptargroup, Inc.	201,581
18,545	McDermott International, Inc. *	401,685
10,400	Pactiv Corp. *	289,640
50,490	Paychex, Inc.	1,311,225
27,600	Sapient Corp.	279,864
12,000	Valspar Corp.	361,440
		3,226,958

	OIL & NATURAL GAS - 13.30%
15,890	Cameron International Corp. *	516,743
39,100	EXCO Resources, Inc.	571,251
26,170	Exxon Mobil Corp.	1,493,522
11,350	Occidental Petroleum Corp.	875,653
30,870	Statoil ASA (ADR)	591,160
7,650	Sunoco, Inc.	265,991
12,300	Valero Energy Corp.	221,154
8,390	Whiting Petroleum Corp. *	657,944
		5,193,418

	PHARMACEUTICALS - 2.88%
5,070	Alexion Pharmaceuticals, Inc. *	259,533
5,775	Human Genome Sciences, Inc. *	130,862
13,580	Salix Pharmaceuticals, Ltd. *	530,027
4,145	United Therapeutics Corp. *	202,317
		1,122,739

	RETAIL - 2.99%
9,062	J Crew Group, Inc. *	333,572
6,500	Kohl's Corp. *	308,750
8,754	O'Reilly Automotive, Inc. *	416,340
4,670	Ulta Salon Cosmetics & Fragrance, Inc. *	110,492
		1,169,154

	SEMICONDUCTORS - 3.27%
23,450	Marvell Technology Group, Ltd. *	369,572
21,120	NVIDIA Corp. *	215,635
30,475	ON Semiconductor Corp. *	194,431
12,275	Silicon Laboratories, Inc. *	497,874
		1,277,512

LARGE / MID  CAP GROWTH  FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 97.88% (continued)
number of shares		fair value

	STEEL PRODUCERS - 0.10%
2,955	Steel Dynamics, Inc.	$38,976

	TELECOMMUNICATIONS - 4.62%
10,000	L-3 Communications Holdings, Inc.	708,400
20,300	NICE Systems, Ltd. (ADR) *	517,447
16,975	SBA Communications Corp. - Class A *	577,320
		1,803,167

	TRANSPORTATION - 1.26%
8,875	CH Robinson Worldwide, Inc.	493,983

	Total Common Stocks (cost $38,771,877)	38,224,224

MONEY MARKET FUNDS - 3.04%
number of shares		fair value

1,189,065	Fidelity Institutional Money Market Portfolio, 0.20% (A)	1,189,065

	Total Money Market Funds (cost $1,189,065)	1,189,065

	TOTAL INVESTMENTS (cost $39,960,942) - 100.92%	$39,413,289

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.92)%	(359,996)

	NET ASSETS - 100.00%	$39,053,293

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 93.73%
number of shares		fair value

	AEROSPACE EQUIPMENT - 3.47%
32,400	Moog, Inc. - Class A *	$1,044,252
13,500	Teledyne Technologies, Inc. *	520,830
		1,565,082

	BANKS - 11.51%
13,908	Bancfirst Corp.	507,503
22,174	Chemical Financial Corp.	482,950
42,900	East West Bancorp., Inc.	654,225
2,902	First Citizens BancShares, Inc.	558,142
50,300	FirstMerit Corp.	861,639
8,073	Suffolk Bancorp	249,779
57,526	Texas Capital Bancshares, Inc. *	943,426
26,300	UMB Financial Corp.	935,228
		5,192,892

	CHEMICALS - 2.26%
39,359	Sensient Technologies Corp.	1,020,579

	CONSTRUCTION - 2.23%
41,417	Layne Christensen Co. *	1,005,190

	CONSUMER GOODS - 7.28%
13,200	Diamond Foods, Inc.	542,520
21,402	J & J Snack Foods Corp.	901,024
32,200	Jarden Corp.	865,214
38,800	Wolverine World Wide, Inc.	978,536
		3,287,294

	ELECTRIC POWER - 4.58%
50,300	Avista Corp.	982,359
41,000	Cleco Corp.	1,082,810
		2,065,169

	FINANCIAL & INVESTMENT SERVICES - 6.36%
111,417	Calamos Asset Management, Inc. - Class A	1,033,950
72,900	Knight Capital Group, Inc. - Class A *	1,005,291
19,200	Stifel Financial Corp. *	833,088
		2,872,329

	HEALTHCARE - 2.32%
194,520	CryoLife, Inc. *	1,048,463

	INDUSTRIALS - 13.99%
22,500	AAON, Inc.	524,475
20,398	A.O. Smith Corp.	982,979
34,000	Astec Industries, Inc. *	942,820
50,600	Beacon Roofing Supply, Inc.*	911,812
26,300	Kaydon Corp.	864,218
14,400	Lennox International, Inc.	598,608
42,387	Twin Disc, Inc.	481,516
25,300	Wabtec Corp.	1,009,217
		6,315,645

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 93.73% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 6.55%
21,800	ManTech International Corp. - Class A *	$928,026
38,700	SYNNEX Corp. *	991,494
57,400	Quest Software, Inc. *	1,035,496
		2,955,016

	INSURANCE - 2.33%
22,782	Infinity Property & Casualty Corp.	1,052,073

	MINING - 2.18%
113,500	Thompson Creek Metals Company, Inc. *	985,180

	MISCELLANEOUS SERVICES - 6.36%
18,500	Dawson Geophysical Co. *	393,495
11,800	John Wiley & Sons, Inc. - Class A	456,306
46,300	Rent-A-Center, Inc. *	938,038
52,300	Rollins, Inc.	1,082,087
		2,869,926

	OIL & NATURAL GAS - 4.82%
28,500	Approach Resources, Inc. *	196,080
35,900	Atlas Energy, Inc. *	971,813
99,600	Rex Energy Corp. *	1,005,960
		2,173,853

	RESTAURANTS - 1.06%
20,700	Papa John's International, Inc. *	478,584

	RETAIL - 8.54%
26,900	BJ's Wholesale Club, Inc. *	995,569
21,956	Childrens Place Retail Stores, Inc./The *	966,503
67,300	Finish Line, Inc./The - Class A	937,489
69,597	Spartan Stores, Inc.	954,871
		3,854,432

	SEMICONDUCTORS - 2.23%
53,700	MKS Instruments, Inc. *	1,005,264

	TRANSPORTATION - 5.66%
27,000	Genesee & Wyoming, Inc. - Class A *	1,007,370
26,864	Landstar System, Inc.	1,047,427
33,181	Saia Inc. *	497,715
		2,552,512

	Total Common Stocks (cost $41,659,798)	42,299,483

REITs - 2.04%
number of shares		fair value

19,100	Equity Lifestyle Properties, Inc.	921,193

	Total REITs (cost $905,864)	921,193

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

MONEY MARKET FUNDS - 4.29%
number of shares		fair value

1,938,721	Fidelity Institutional Money Market Portfolio, 0.20% (A)	$1,938,721

	Total Money Market Funds (cost $1,938,721)	1,938,721

	TOTAL INVESTMENTS (cost $44,504,383) - 100.06%	$45,159,397

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%	(28,652)

	NET ASSETS - 100.00%	$45,130,745

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 88.87%
number of shares		fair value

	BANKS - 2.20%
72,000	BB&T Corp.	$1,894,320

	CONSUMER GOODS - 11.71%
50,600	BorgWarner, Inc. *	1,889,404
56,900	Dr Pepper Snapple Group, Inc.	2,127,491
48,800	Emerson Electric Co.	2,132,072
33,400	JM Smucker Co./The	2,011,348
66,800	Sysco Corp.	1,908,476
		10,068,791

	ELECTRIC POWER - 6.47%
57,800	American Electric Power Co., Inc.	1,866,940
47,000	Dominion Resources, Inc.	1,820,780
53,300	FirstEnergy Corp.	1,877,759
		5,565,479

	FINANCIAL & INVESTMENT SERVICES - 7.59%
10,900	BlackRock, Inc.	1,563,060
57,800	Eaton Vance Corp.	1,595,858
17,100	Franklin Resources, Inc.	1,473,849
112,600	Invesco, Ltd.	1,895,058
		6,527,825

	HEALTHCARE - 8.45%
51,400	Covidien PLC	2,065,252
22,800	CR Bard, Inc.	1,767,684
28,800	DENTSPLY International, Inc.	861,408
38,300	McKesson Corp.	2,572,228
		7,266,572

	INDUSTRIALS - 1.82%
15,200	Precision Castparts Corp.	1,564,384

	INFORMATION TECHNOLOGY - 6.57%
110,600	CA, Inc.	2,035,040
69,200	McAfee, Inc. *	2,125,824
49,300	Western Digital Corp. *	1,486,888
		5,647,752

	INSURANCE - 8.74%
37,700	ACE, Ltd.	1,940,796
25,400	Arch Capital Group, Ltd. *	1,892,300
63,000	Axis Capital Holdings, Ltd.	1,872,360
60,100	Willis Group Holdings, PLC	1,806,005
		7,511,461

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

COMMON STOCKS - 88.87% (continued)
number of shares		fair value

	MACHINERY - 4.97%
43,000	Deere & Co.	$2,394,240
22,200	Flowserve Corp.	1,882,560
		4,276,800

	OIL & NATURAL GAS - 20.66%
34,100	Anadarko Petroleum Corp.	1,230,669
18,400	Apache Corp.	1,549,096
18,600	ConocoPhillips	913,074
7,300	Devon Energy Corp.	444,716
45,200	EQT Corp.	1,633,528
52,300	Exxon Mobil Corp.	2,984,761
66,700	Halliburton Co.	1,637,485
60,700	Marathon Oil Corp.	1,887,163
34,700	Murphy Oil Corp.	1,719,385
46,300	National Oilwell Varco, Inc.	1,531,141
29,000	Occidental Petroleum Corp.	2,237,350
		17,768,368

	RETAIL - 7.06%
43,900	Advance Auto Parts, Inc.	2,202,902
33,500	Costco Wholesale Corp.	1,836,805
29,300	Sherwin-Williams Co./The	2,027,267
		6,066,974

	TRANSPORTATION - 2.63%
32,500	Union Pacific Corp.	2,259,075

	Total Common Stocks (cost $77,002,223)	76,417,801

MASTER LIMITED PARTNERSHIPS - 1.67%
number of shares		fair value

53,700	Lazard, Ltd. - Class A	1,434,327

	Total Master Limited Partnerships (cost $2,107,162)	1,434,327

REITs - 4.69%
number of shares		fair value

61,400	HCP, Inc.	1,980,150
23,400	Public Storage	2,057,094

	Total REITs (cost $3,613,173)	4,037,244

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

MONEY MARKET FUNDS - 4.79%
number of shares	fair value

4,118,216	Fidelity Institutional Money Market Portfolio, 0.20% (A)	$4,118,216

Total Money Market Funds (cost $4,118,216)	4,118,216

TOTAL INVESTMENTS (cost $86,840,774) - 100.02%	$86,007,588

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%	(17,612)

NET ASSETS - 100.00%	$85,989,976

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

BONDS AND NOTES - 89.80%
par value		fair value

	ASSET-BACKED SECURITIES - 0.96%
$ 180,000	Honda Auto Receivables Owner Trust, 3.30%, 09/15/2015	$ 187,562
233,224	John Deere Owner Trust, 2.59%, 10/15/2013	236,125
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	152,465

	Total Asset-Backed Securities (cost $559,314)	576,152

	CORPORATE BONDS - 29.04%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020 (A)	519,086
500,000	Cameron International Corp., 6.375%, 07/15/2018	516,772
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	857,572
750,000	ConocoPhillips, 4.60%, 01/15/2015	820,179
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	545,694
910,000	CRH America, Inc., 6.00%, 09/30/2016	1,015,794
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	1,029,163
100,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	100,151
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	500,620
900,000	ERP Operating LP, 5.125%, 03/15/2016	948,551
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	534,412
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	526,533
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	794,014
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	522,484
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	839,246
500,000	NASDAQ OMX Group, Inc./The, 4.00%, 01/15/2015	508,907
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	802,055
500,000	Oneok, Inc., 5.20%, 06/15/2015	523,909
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	302,747
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	861,748
750,000	Simon Property Group LP, 5.75%, 12/01/2015	825,482
500,000	Transocean, Inc., 6.00%, 03/15/2018	460,865
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	810,354
300,000	Unitrin, Inc., 4.875%, 11/01/2010	301,415
500,000	Valero Energy Corp., 6.625%, 06/15/2037	488,324
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	789,089
750,000	Willis North America, Inc., 6.20%, 03/28/2017	781,766

	Total Corporate Bonds (cost $16,389,827)	17,526,932

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.80%
	Government Notes & Bonds - 21.80%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,698,192
1,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	1,723,627
1,500,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,142,925
1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,730,738
1,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	1,021,016
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,192,031
2,500,000	U.S. Treasury Bond, 7.25%, 08/15/2022	3,483,595
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	546,562
550,000	U.S. Treasury Note, 4.75%, 05/15/2014	620,555

	Total Government Notes & Bonds (cost $12,208,525)	13,159,241

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

BONDS AND NOTES - 89.80% (continued)
par value		fair value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.80% (continued)
	Government Mortgage-Backed Securities - 30.32%
$ 130,559	GNMA Pool 3584, 6.00%, 07/20/2034	$ 143,918
281,435	GNMA Pool 3612, 6.50%, 09/20/2034	313,026
885,246	GNMA Pool 3625, 6.00%, 10/20/2034	975,503
381,437	GNMA Pool 3637, 5.50%, 11/20/2034	415,041
595,545	GNMA Pool 3665, 5.50%, 01/20/2035	647,572
291,172	GNMA Pool 3679, 6.00%, 02/20/2035	319,753
767,572	GNMA Pool 3711, 5.50%, 05/20/2035	834,627
776,117	GNMA Pool 3865, 6.00%, 06/20/2036	850,204
564,203	GNMA Pool 3910, 6.00%, 10/20/2036	618,061
1,018,492	GNMA Pool 3939, 5.00%, 01/20/2037	1,086,187
1,103,229	GNMA Pool 4058, 5.00%, 12/20/2037	1,176,556
1,326,318	GNMA Pool 4072, 5.50%, 01/20/2038	1,433,451
3,131,138	GNMA Pool 4520, 5.00%, 08/20/2039	3,338,059
1,913,373	GNMA Pool 4541, 5.00%, 09/20/2039	2,039,819
49,096	GNMA Pool 585163, 5.00%, 02/15/2018	52,936
52,010	GNMA Pool 585180, 5.00%, 02/15/2018	56,079
47,357	GNMA Pool 592492, 5.00%, 03/15/2018	51,062
42,688	GNMA Pool 599821, 5.00%, 01/15/2018	46,027
636,593	GNMA Pool 604182, 5.50%, 04/15/2033	693,051
375,879	GNMA Pool 663776, 6.50%, 01/15/2037	413,126
2,480,557	GNMA Pool 717072, 5.00%, 05/15/2039	2,649,622
129,366	GNMA Pool 781694, 6.00%, 12/15/2031	143,184

	Total Government Mortgage-Backed Securities (cost $17,231,361)	18,296,864

	Treasury Inflation Protection Securities - 7.68%
2,654,550	TIPS, 2.00%, 01/15/2014	2,830,414
1,619,175	TIPS, 2.50%, 07/15/2016	1,803,861

	Total Treasury Inflation Protection Securities (cost $4,323,062)	4,634,275

	Total U.S. Government & Agency Obligations (cost $33,762,948)	36,090,380

	Total Bonds and Notes (cost $50,712,089)	54,193,464

MONEY MARKET FUNDS - 9.40%
number of shares		fair value

5,669,688	Fidelity Institutional Money Market Portfolio, 0.20% (B)	5,669,688

	Total Money Market Funds (cost $5,669,688)	5,669,688

	TOTAL INVESTMENTS (cost $56,381,777) - 99.20%	$ 59,863,152

	OTHER ASSETS LESS LIABILITIES - 0.80%	485,636

	NET ASSETS - 100.00%	$ 60,348,788

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at June 30, 2010.

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

BONDS AND NOTES - 95.86%
par value		fair value

	CONVERTIBLE CORPORATE BONDS - 1.82%
$500,000	Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026 (B)	$377,500

	TOTAL CONVERTIBLE CORPORATE BONDS (cost $377,500)	377,500

	CORPORATE BONDS - 94.04%
250,000	Actuant Corp., 6.875%, 06/15/2017	245,000
250,000	Arch Coal, Inc., 8.75%, 08/01/2016 (A)	261,875
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015 (A)	497,500
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	462,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	486,250
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	485,000
100,000	CF Industries, Inc., 7.125%, 05/01/2020	102,750
500,000	Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019 (A)	500,000
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	498,125
100,000	Concho Resources, Inc., 8.625%, 10/01/2017	103,500
500,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	475,000
575,000	Cricket Communications, Inc., 9.375% 11/01/2014	586,500
500,000	Crosstex Energy LP, 8.875%, 02/15/2018	501,875
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	505,000
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	348,125
150,000	El Paso Corp., 12.00%, 12/12/2013	173,625
500,000	Energy Future Holdings Corp., 10.875%, 11/01/2017	372,500
500,000	Forest Oil Corp., 7.25%, 06/15/2019	485,000
500,000	Geo Group, Inc., 7.75%, 10/15/2017 (A)	506,250
500,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	546,250
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	462,500
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	500,000
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	431,550
500,000	Janus Capital Group, Inc., 6.95%, 06/15/2017	502,617
130,000	Kansas City Southern Railway, 13.00%, 12/15/2013	156,650
500,000	LBI Escrow Corp., 8.00%, 11/01/2017 (A)	516,250
500,000	MarkWest Energy Finance Corp., 6.875%, 11/01/2014	483,750
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	475,000
500,000	Navios Maritime Finance U.S. Inc., 8.875%, 11/01/2017 (A)	506,250
500,000	Navistar International Corp., 8.25%, 11/01/2021	510,000
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	497,500
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	496,250
500,000	Omnicare, Inc., 7.75%, 06/01/2020	512,500
100,000	Range Resources Corp., 8.00%, 05/15/2019	104,875
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	495,000
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	503,750
250,000	Service Corp. International, 7.00%, 06/15/2017	247,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	463,750
310,000	Tesoro Corp., 9.75%, 06/01/2019	323,175
500,000	Texas Industries, Inc., 7.25%, 07/15/2013	486,250
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	506,250
500,000	United States Steel Corp., 6.05%, 06/01/2017	477,500
500,000	USG Corp., 9.50%, 01/15/2018	497,500

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

BONDS AND NOTES - 95.86% (continued)
par value		fair value

	CORPORATE BONDS - 94.04% (continued)
$400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	$432,500
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	452,500
250,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	256,250

	TOTAL CORPORATE BONDS (cost $19,392,807)	19,440,242

	TOTAL BONDS AND NOTES (cost $19,770,307)	19,817,742

MONEY MARKET FUNDS - 2.17%
number of shares		fair value

448,284	Fidelity Institutional Money Market Portfolio, 0.20% (C)	448,284

	Total Money Market Funds (cost $448,284)	448,284

	TOTAL INVESTMENTS (cost $20,218,591) - 98.03%	$20,266,026

	OTHER ASSETS LESS LIABILITIES - 1.97%	407,113

	NET ASSETS - 100.00%	$20,673,139

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the rate at June 30, 2010.
(C) Variable rate security; the rate shown represents the yield at June 30, 2010.

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

REITs - 18.64%
number of shares		fair value

1,200	Alexandria Real Estate Equities, Inc.	$ 76,044
5,700	AMB Property Corp.	135,147
3,600	Apartment Investment & Management Co.	69,732
2,900	AvalonBay Communities, Inc.	270,773
4,600	Boston Properties, Inc.	328,164
2,000	BRE Properties, Inc.	73,860
2,400	Camden Property Trust	98,040
3,851	Cousins Properties, Inc.	25,956
3,000	Digital Realty Trust, Inc.	173,040
4,500	Douglas Emmett, Inc.	63,990
8,800	Duke Realty Corp.	99,880
8,500	Equity Residential	353,940
1,100	Essex Property Trust, Inc.	107,294
2,400	Federal Realty Investment Trust	168,648
10,400	HCP, Inc.	335,400
5,000	Health Care REIT, Inc.	210,600
11,400	Kimco Realty Corp.	153,216
4,100	Liberty Property Trust	118,285
2,263	Macerich Co./The	84,455
3,000	Mack-Cali Realty Corp.	89,190
5,000	Public Storage	439,550
4,200	Regency Centers Corp.	144,480
5,529	Simon Property Group, Inc.	446,467
1,800	SL Green Realty Corp.	99,072
5,200	UDR, Inc.	99,476
5,500	Ventas, Inc.	258,225
5,416	Vornado Realty Trust	395,097
4,100	Weingarten Realty Investors	78,105

	Total REITs (cost $4,259,489)	4,996,126

EXCHANGE-TRADED FUNDS - 28.76%
number of shares		fair value

30,100	iShares Silver Trust *	548,121
92,700	PowerShares DB Agriculture Fund *	2,223,873
67,300	PowerShares DB Base Metals Fund *	1,211,400
50,000	PowerShares DB Commodity Index Tracking Fund *	1,078,500
79,100	PowerShares DB Energy Fund *	1,831,165
6,700	SPDR Gold Trust *	815,256

	Total Exchange-Traded Funds (cost $8,147,465)	7,708,315

BONDS AND NOTES - 46.50%
par value		fair value

	TREASURY INFLATION PROTECTION SECURITIES
$ 713,544	TIP, 1.625%, 01/15/2015	754,127
756,506	TIP, 1.875%, 07/15/2015	811,530
943,840	TIP, 2.00%, 01/15/2014	1,006,369
1,214,325	TIP, 2.00%, 07/15/2014	1,304,262
1,147,765	TIP, 2.00%, 01/15/2016	1,239,676
1,269,188	TIP, 2.125%, 01/15/2019	1,386,983

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

BONDS AND NOTES - 46.50% (continued)
par value		fair value

	TREASURY INFLATION PROTECTION SECURITIES (continued)
$ 1,329,975	TIP, 2.375%, 01/15/2025	$ 1,479,077
1,675,534	TIP, 2.375%, 01/15/2017	1,851,858
507,675	TIP, 2.50%, 01/15/2029	575,378
606,220	TIP, 3.00%, 07/15/2012	645,387
673,910	TIP, 3.625%, 04/15/2028	874,241
397,821	TIP, 3.875%, 04/15/2029	535,100

	Total Treasury Inflation Protection Securities (cost $12,082,566)	12,463,988

MONEY MARKET FUNDS - 5.64%
number of shares		fair value

1,511,926	Fidelity Institutional Money Market Portfolio, 0.20% (A)	1,511,926

	Total Money Market Funds (cost $1,511,926)	1,511,926

	TOTAL INVESTMENTS (cost $26,001,446) - 99.54%	$ 26,680,355

	OTHER ASSETS LESS LIABILITIES - 0.46%	124,185

	NET ASSETS - 100.00%	$ 26,804,540

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2010.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

SHORT-TERM INVESTMENTS - 100.11%
par value		fair value

	Money Market Funds - 11.01%
$1,303,089	Fidelity Institutional Money Market Portfolio, 0.20% (B)	$1,303,089

	Total Money Market Funds (cost $1,303,089)	1,303,089

	U.S. Treasuries & Government Agencies (A) - 89.10%
2,550,000	U.S. Treasury Bill, 0.01%, 07/01/2010	2,550,000
1,550,000	U.S. Treasury Bill, 0.02%, 07/08/2010	1,549,956
1,200,000	U.S. Treasury Bill, 0.10%, 07/15/2010	1,199,932
1,500,000	U.S. Treasury Bill, 0.13%, 07/22/2010	1,499,956
1,500,000	U.S. Treasury Bill, 0.16%, 07/29/2010	1,499,930
1,000,000	U.S. Treasury Bill, 0.16%, 08/05/2010	999,927
1,250,000	U.S. Treasury Bill, 0.16%, 08/19/2010	1,249,831

	Total U.S. Treasuries & Government Agencies (amortized cost $10,549,532)	10,549,532

	TOTAL INVESTMENTS (cost $11,852,621) - 100.11%	$11,852,621

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%	(12,532)

	TOTAL NET ASSETS - 100.00%	$11,840,089

(A) Discount note; the rate shown represents the yield at June 30, 2010.
(B) Variable rate security; the rate shown represents the yield at June 30, 2010.

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 99.91%
number of shares		fair value

670,779	Timothy Plan Aggressive Growth Fund *	$3,145,955
416,019	Timothy Plan Defensive Strategies Fund	4,314,121
500,244	Timothy Plan High Yield Bond Fund	4,327,106
1,589,231	Timothy Plan International Fund	10,473,031
1,572,175	Timothy Plan Large/Mid Cap Growth Fund *	8,379,691
808,072	Timothy Plan Large/Mid Cap Value Fund	8,387,790
303,734	Timothy Plan Small Cap Value Fund *	3,167,949

	Total Mutual Funds (cost $52,181,225)	42,195,643

MONEY MARKET FUNDS - 0.09%
number of shares		fair value

37,730	Fidelity Institutional Money Market Portfolio, 0.20% (B)	37,730

	Total Money Market Funds (cost $37,730)	37,730

	Total Investments (cost $52,218,955) - 100.00%	$42,233,373

	OTHER ASSETS LESS LIABILITIES - 0.00%	1,190

	TOTAL NET ASSETS - 100.00%	$42,234,563

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2010.

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 99.59%
number of shares		fair value

277,363	Timothy Plan Aggressive Growth Fund*	$1,300,833
645,169	Timothy Plan Defensive Strategies Fund	6,690,406
1,303,714	Timothy Plan Fixed Income Fund	13,545,591
517,090	Timothy Plan High Yield Bond Fund	4,472,830
657,035	Timothy Plan International Fund	4,329,863
975,060	Timothy Plan Large/Mid Cap Growth Fund*	5,197,068
626,460	Timothy Plan Large/Mid Cap Value Fund	6,502,651
209,330	Timothy Plan Small Cap Value Fund*	2,183,314

	Total Mutual Funds (cost $46,901,861)	44,222,556

MONEY MARKET FUNDS - 0.42%
number of shares		fair value

186,726	Fidelity Institutional Money Market Portfolio, 0.20% (B)	186,726

	Total Money Market Funds (cost $186,726)	186,726

	TOTAL INVESTMENTS (cost $47,088,587) - 100.01%	$44,409,282

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%	(4,315)

	NET ASSETS - 100.00%	$44,404,967

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2010.

NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2010 – (Unaudited)

TIMOTHY PLAN

Note 1 - Unrealized Appreciation (Depreciation)
At June 30, 2010, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth	$12,405,166	$1,813,840	$(609,635)	$1,204,205
International	$35,888,305	$1,793,299	$(3,781,835)	$(1,988,536)
Large / Mid Cap Growth	$39,960,942	$2,788,574	$(3,336,227)	$(547,653)
Small Cap Value	$44,504,383	$3,614,707	$(2,959,693)	$655,014
Large / Mid Cap Value	$86,840,774	$7,246,440	$(8,079,626)	$(833,186)
Fixed Income	$56,381,777	$3,545,199	$(63,824)	$3,481,375
High Yield Bond	$20,218,591	$660,847	$(613,412)	$47,435
Defensive Strategies	$26,001,446	$1,229,270	$(550,361)	$678,909
Money Market	$11,852,621	$-	$-	$-
Strategic Growth	$52,218,955	$356,450	$(10,342,032)	$(9,985,582)
Conservative Growth	$47,088,587	$813,689	$(3,492,994)	$(2,679,305)

Note 2 – Security Valuation and Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2010:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$12,669,827	$-	$-	$12,669,827
American Depositary Receipts *	$447,159	$-	$-	$447,159
Money Market Funds	$492,385	$-	$-	$492,385
Total	$13,609,371	$-	$-	$13,609,371
*Refer to the Schedule of Investments for industry classifications.

International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
American Depositary Receipts *	$12,184,593	$15,640,374	$-	$27,824,967
Common Stocks *	$1,820,730	$-	$-	$1,820,730
Money Market Funds	$4,254,072	$-	$-	$4,254,072
Total	$18,259,395	$15,640,374	$-	$33,899,769
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$37,115,617	$-	$-	$37,115,617
American Depositary Receipts *	$1,108,607	$-	$-	$1,108,607
Money Market Funds	$1,189,065	$-	$-	$1,189,065
Total	$39,413,289	$-	$-	$39,413,289
*Refer to the Schedule of Investments for industry classifications.

Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$42,299,483	$-	$-	$42,299,483
REITS	$921,193	$-	$-	$921,193
Money Market Funds	$1,938,721	$-	$-	$1,938,721
Total	$45,159,397	$-	$-	$45,159,397
*Refer to the Schedule of Investments for industry classifications.
Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$76,417,801	$-	$-	$76,417,801
Master Limited Partnerships	$1,434,327	$-	$-	$1,434,327
REITS	$4,037,244	$-	$-	$4,037,244
Money Market Funds	$4,118,216	$-	$-	$4,118,216
Total	$86,007,588	$-	$-	$86,007,588
*Refer to the Schedule of Investments for industry classifications.

NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2010 – (Unaudited)

TIMOTHY PLAN

Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$576,152	$-	$576,152
Corporate Bonds	$-	$17,526,932	$-	$17,526,932
U.S. Government Agencies	$-	$6,295,482	$-	$6,295,482
Mortgaged-Backed Securities	$-	$18,296,864	$-	$18,296,864
U.S. Treasuries	$-	$6,863,759	$-	$6,863,759
U.S. Treasury TIPs	$-	$4,634,275	$-	$4,634,275
Money Market Funds	$5,669,688	$-	$-	$5,669,688
Total	$5,669,688	$54,193,464	$-	$59,863,152

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Corporate Bonds	$-	$13,888,067	$-	$13,888,067
Convertible Corporate Bonds	$-	$377,500		$377,500
144A Securities	$-	$5,552,175	$-	$5,552,175
Money Market Funds	$448,284	$-	$-	$448,284
Total	$448,284	$19,817,742	$-	$20,266,026

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITS	$4,996,126	$-	$-	$4,996,126
Exchange-Traded Funds	$7,708,315	$-	$-	$7,708,315
U.S. Treasury TIPs	$-	$12,463,988	$-	$12,463,988
Money Market Funds	$1,511,926	$-	$-	$1,511,926
Total	$14,216,367	$12,463,988	$-	$26,680,355

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
U.S. Treasuries	$-	$10,549,532	$-	$10,549,532
Money Market Funds	$1,303,089	$-	$-	$1,303,089
Total	$1,303,089	$10,549,532	$-	$11,852,621

NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2010 – (Unaudited)

TIMOTHY PLAN

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$42,195,643	$-	$-	$42,195,643
Money Market Funds	$37,730	$-	$-	$37,730
Total	$42,233,373	$-	$-	$42,233,373

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$44,222,556	$-	$-	$44,222,556
Money Market Funds	$186,726	$-	$-	$186,726
Total	$44,409,282	$-	$-	$44,409,282

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	8/5/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	8/5/10